CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Cash flows from operating activities
Net income	$ 1,091		$ 407
Adjustments to reconcile net income to cash and cash equivalents provided by operating activities:
Provision for loan losses	340		215
Depreciation and amortization of bank premises, equipment and software	231		213
Accretion of loan fair value adjustments related to acquisition	(3)		(4)
Net amortization of bond premiums/discounts	68		74
Amortization of long term subordinated debt issuance costs	37		35
Unrealized gain on equity securities	(88)		0
Amortization of core deposit intangible	17		23
Stock compensation expense	1		18
Increase in value of life insurance contracts	(98)		(91)
Net losses and impairment write-downs on foreclosed assets	226		217
Deferred tax provision	(107)		677
Decrease in other assets	91		56
Increase in accrued interest receivable	(62)		(3)
Increase (decrease) in accrued interest payable	68		(32)
Decrease in other liabilities	(44)		(555)
Net cash and cash equivalents provided by operating activities	1,768		1,250
Cash flows from investing activities
Net increase in loans	(27,057)		(16,249)
Proceeds from sale of foreclosed assets	210		211
Net purchases of bank premises, equipment and software	(23)		(459)
Purchase of Bank owned life insurance	0		(5,500)
Purchase of available-for-sale securities	0		(4,832)
Proceeds from maturities, calls and pay-downs of available-for-sale securities	1,613		2,482
Redemption (purchase) of Federal Home Loan Bank stock	291		(121)
Net cash and cash equivalents used in investing activities	(24,966)		(24,468)
Cash flows from financing activities
Increase in deposits	52,626		12,227
Increase (decrease) in Federal Home Loan Bank advances	(7,500)		3,000
Payment of capital lease obligation	(33)		(30)
Issuance of long term debt	3,000		0
Repayment of long term debt	(3,000)		0
Net proceeds from issuance of common stock	18,453		3
Net cash and cash equivalents provided by financing activities	63,546		15,200
Net increase (decrease) in cash and cash equivalents	40,348		(8,018)
Cash and cash equivalents, beginning	9,056	[1]	26,149
Cash and cash equivalents, ending	49,404		18,131
Supplemental disclosure of cash flow information
Cash paid during the period for taxes	466		0
Cash paid during the period for interest	2,147		1,550
Noncash financing and investing activities
Unrealized gain (loss) on investment securities available-for-sale, net of taxes	(462)		112
Transfer of loans to foreclosed assets	$ 1,618		$ 0

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.